Property, plant and equipment - Schedule of Net Carrying Amounts of Property, Plant and Equipment Owned (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amounts	$ 32,195	$ 30,424
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, gross	604	545
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, gross	3,300	3,300
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, gross	3,878	3,600
Production and test equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, gross	6,146	1,555
Property, plant and equipment owned
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amounts	$ 13,928	$ 9,000